Cover Page		3 Months Ended
	May 07, 2020	Mar. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	ADAMS RESOURCES & ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7908
Entity Tax Identification Number	74-1753147
Entity Address, Address Line One	17 South Briar Hollow Lane
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code		77027
City Area Code	713
Local Phone Number	881-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	AE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0000002178
Amendment Flag	false